Business combinations and disposals	12 Months Ended
Dec. 31, 2019
Business combinations and disposals
Business combinations and disposals

25. Business combinations and disposals

On October 31, 2019, the Group completed the combination of Food & Specialty with the business of Exal to form Trivium. Consequently, Food & Specialty has been accounted for as a discontinued operation in the year ended December 31, 2019 and previous years have been represented accordingly below.

Results of discontinued operation

	Year ended December 31,
	2019	2018	2017
	$'m	$'m	$'m
Revenue	2,003	2,421	2,206
Expenses	(1,769)	(2,197)	(1,980)
Profit before tax	234	224	226
Income tax charge	(19)	(26)	(37)
Profit from discontinued operation after tax	215	198	189
Gain on disposal of discontinued operation, net of costs of disposal and tax	1,527	–	–
Profit from discontinued operation	1,742	198	189

Total comprehensive income from discontinued operation	1,741	163	303

Basic and diluted earnings per share from discontinued operation	$7.37	$0.84	$0.82

The Group has recognized a significant gain on the transaction on closing, which is detailed below.

The cash consideration, which is subject to customary completion adjustments, and the net assets disposed in the transaction were as follows:

Year ended December 31,
2019
$'m
Cash consideration	2,573
42% equity investment in Trivium	412
2,985

Non-current assets	1,717
Current assets	805
Total assets	2,522

Non-current liabilities	542
Current liabilities	555
Total liabilities	1,097
Net assets disposed	(1,425)

Cumulative foreign currency translation adjustments	(27)
Gain on disposal of discontinued operation	1,533

The net cash flow relating to the disposal is summarized below:

$'m
Cash consideration	2,573
Cash and cash equivalents disposed	(18)
Net proceeds from disposal *	2,555

* Please refer to the proceeds from disposal of discontinued operation, net of cash disposed of, as presented on the consolidated statement of cashflows.